Organization, Principal Activities and Management’s Plans - Schedule of Shareholding Structure of Decent China Prior to the Reorganization (Details) - shares	Apr. 30, 2026	Oct. 31, 2025	Nov. 22, 2021
Organization, Principal Activities and Management’s Plans - Schedule of Shareholding Structure of Decent China Prior to the Reorganization (Details) [Line Items]
Shares Owned	20,454,000	20,454,000
Percentage	100.00%	100.00%
Dingxin Sun [Member]
Organization, Principal Activities and Management’s Plans - Schedule of Shareholding Structure of Decent China Prior to the Reorganization (Details) [Line Items]
Shares Owned	18,913,796	18,913,796
Percentage	92.47%	92.47%
Yantai Xinxing Investment Center [Member]
Organization, Principal Activities and Management’s Plans - Schedule of Shareholding Structure of Decent China Prior to the Reorganization (Details) [Line Items]
Shares Owned	1,519,750	1,519,750
Percentage	7.43%	7.43%
Chaofu Chen [Member]
Organization, Principal Activities and Management’s Plans - Schedule of Shareholding Structure of Decent China Prior to the Reorganization (Details) [Line Items]
Shares Owned	20,454	20,454
Percentage	0.10%	0.10%
Yantai Xinxing Investment Center [Member]
Organization, Principal Activities and Management’s Plans - Schedule of Shareholding Structure of Decent China Prior to the Reorganization (Details) [Line Items]
Shares Owned			3,918,070
Percentage			100.00%
Yantai Xinxing Investment Center [Member] | Dingxin Sun [Member]
Organization, Principal Activities and Management’s Plans - Schedule of Shareholding Structure of Decent China Prior to the Reorganization (Details) [Line Items]
Shares Owned			2,010,360
Percentage			51.31%
Yantai Xinxing Investment Center [Member] | Youquan Zhu [Member]
Organization, Principal Activities and Management’s Plans - Schedule of Shareholding Structure of Decent China Prior to the Reorganization (Details) [Line Items]
Shares Owned			1,200,000
Percentage			30.62%
Yantai Xinxing Investment Center [Member] | Dingyan Sun [Member]
Organization, Principal Activities and Management’s Plans - Schedule of Shareholding Structure of Decent China Prior to the Reorganization (Details) [Line Items]
Shares Owned			321,050
Percentage			8.19%
Yantai Xinxing Investment Center [Member] | Haicheng Xu [Member]
Organization, Principal Activities and Management’s Plans - Schedule of Shareholding Structure of Decent China Prior to the Reorganization (Details) [Line Items]
Shares Owned			149,750
Percentage			3.82%
Yantai Xinxing Investment Center [Member] | Shaohui Jia [Member]
Organization, Principal Activities and Management’s Plans - Schedule of Shareholding Structure of Decent China Prior to the Reorganization (Details) [Line Items]
Shares Owned			145,560
Percentage			3.71%
Yantai Xinxing Investment Center [Member] | Lianlian Wang [Member]
Organization, Principal Activities and Management’s Plans - Schedule of Shareholding Structure of Decent China Prior to the Reorganization (Details) [Line Items]
Shares Owned			91,350
Percentage			2.33%